Note 25 - Share-based Payments	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
25.	SHARE-BASED PAYMENTS

There are different stock option and share-based payment programs which allow the employees and senior management of the Company and its subsidiaries to acquire (through the exercise of stock options) or receive shares in the Company. For all stock option programs, the fair value of the shares is estimated as at the option grant date, using the “Hull Binomial” pricing model, adjusted to reflect the IFRS
2
requirement that assumptions regarding forfeiture before the end of the vesting period cannot impact the fair value of the option.

This current model of stock option, ruled by the Stock Option Plan of the Company (“Stock Option Plan”), includes two
types of grants: (I) Grant

- the beneficiary, depending on the case, can be allocated
30%,
40%,
60%,
70%
or
100%
of the amount related to the profit share received by them during the year, to the immediate exercise of options, thus acquiring the corresponding shares of the Company, which are transferred to third
parties, or the Company will only be allowed after the
five
-year period from the option exercise date; and (II) Grant

- the beneficiary
may
exercise the options after a
five
-year grace period, and for a period of
five
years.

In addition, the Company has implemented a Share-Based Payment Plan (“Share-Based Plan”) under which certain employees and members of the management of the Company or its subsidiaries are eligible to receive shares in the Company including in the form of ADRs. The shares that are subject to the Share-Based Plan are designated as "restricted shares".

Additionally, as a means of creating a long term incentive (wealth incentive) for certain senior employees and members of management, considered as having “high potential,” the Company grants, under the Share-Based Plan, shares to be delivered in the future divided into two
separate lots - Lot A and Lot B, which will be delivered to the participants in the relevant program, subject to maturity periods of five
and
ten
years, respectively.

The weighted average fair value of the options and assumptions used to apply the Company's option pricing model for
2020,
2019
and
2018
was as follows:

In R$	2020 (i)		2019 (i)		2018 (i)

Fair value of options granted	4.04		4.50		5.62
Share price	18.05		17.66		18.04
Exercise price	18.05		17.66		18.04
Expected volatility	22.3%		23.8%		26.2%
Vesting year	5		5		5
Expected dividends	5%		5%		5%
Risk-free interest rate	6.8	% (ii)	7.8	% (ii)	9.6	% (ii)

(i)     Information based on weighted average plans granted, except for the expected dividends and risk-free interest rate.

(ii) The percentages include the grants of stock options and ADRs during the period, with the risk-free interest rate of ADRs are calculated in U.S. Dollar.

The total number of outstanding options developed was as follows:

Thousand options	2020	2019	2018

Options outstanding at January 1	141,736	141,328	135,221
Options issued during the period	22	24,593	19,899
Options exercised during the period	(5,730)	(7,849)	(9,988)
Options forfeited during the period	(8,763)	(16,336)	(3,804)
Options outstanding at the end of the year	127,265	141,736	141,328

The range of exercise prices of the outstanding options is from
R$11.97
(
R$0.001
in
2019
and
R$0.001
in
2018
) to
R$43.95
(
R$34.37
in
2019
and
R$27.43
in
2018
) and the weighted average remaining contractual life is approximately
6.43
years (
6.33
years in
2019
and
6.27
years in
2018
).

Of the
127,265
thousand outstanding options (
141,736
thousand in
2019
and
141,328
thousand in
2018
),
36,459
thousand options were vested in
2020
(
46,640
thousand in
2019
and
55,538
thousand in
2018
).

The weighted average exercise price of the options is as follows:

In R$ per share	2020	2019	2018

Options outstanding at January 1	18.53	16.16	15.27
Options issued during the period	18.05	18.05	18.04
Options forfeited during the period	22.96	21.24	18.55
Options exercised during the period	8.30	9.07	7.47
Options outstanding at the end of the period	19.81	18.53	16.16
Options exercisable at the end of the period	23.70	19.12	2.25

For the options exercised during
2020,
the weighted average share price as at the exercise date was
R$15.23
(
R$18.68
in
2019
and
R$21.83
in
2018
).

To settle the exercised stock options, the Company
may
use treasury shares. The current limit on the authorized capital is considered sufficient to meet the Company's obligations under all stock option plans if the issue of new shares is required to meet the grants awarded under the Programs.

During the period, the Company granted

thousand deferred shares under the stock option plan (

thousand deferred shares in
2019
and

thousand deferred shares in
2018
) which are valued based on the share price for the trading session immediately prior to the grant, which represents a fair value of
R$2.4
in
2020
(
R$3.8
in
2019
and
R$7.5
in
2018
). Such deferred shares are subject to a grace period of
five
years from the grant date.

During the period, the Company granted
21,066
thousand restricted shares under the Share-Based Plan (
11,838
thousand in
2019
and
13,055
thousand in
2018
), which are valued based on the share price of the trading session immediately prior to the granting of the shares, representing a fair value of approximately
R$315.4
in
2020
(
R$211.7
in
2019
and
R$239.1
in
2018
). Such restricted share units are subject to a grace period which can vary from three
to
five
years counted from the grant date.

The total number of shares purchased by or granted to employees, as the case may
be,  under the Stock Option Plan and Share-Based Plan, which will be delivered in the future based on the fulfilment of certain conditions (deferred stock and restricted shares), as demonstrated below:

Thousand deferred shares	2020	2019	2018

Deferred shares outstanding at January 1	7,926	12,308	16,300
New deferred shares during the period	153	208	426
Deferred shares granted during the period	(1,901)	(4,167)	(3,429)
Deferred shares forfeited during the period	(113)	(423)	(989)
Deferred shares outstanding at the end of the year	6,065	7,926	12,308

Thousand restricted shares	2020	2019	2018

Restricted shares outstanding at January 1	23,836	12,656	-
New restricted shares during the period	21,066	11,838	13,055
Restricted shares granted during the period	-	-	(296)
Restricted shares forfeited during the period	(1,444)	(658)	(103)
Restricted shares outstanding at the end of the year	43,458	23,836	12,656

Additionally, certain employees and managers of the Company received options to acquire AB-Inbev shares, the compensation costs of which are recognized in the income statement against equity.

The transactions with share-based payments described above generated an expense of
R$223.1
in
2020
(
R$219.2
and
R$162.7
in
2019
and
2018,
respectively), recorded as administrative expenses.